Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of loss per share

	2022	2021	2020
	million	million	million
Issued ordinary shares at January 1	16,948	15,329	12,267
Effect of issuance of shares	257	872	1,790

Weighted average number of ordinary shares at December 31	17,205	16,201	14,057